Equity Incentive Plans - Narrative (Details)								1 Months Ended		12 Months Ended
	Mar. 11, 2025 shares	Mar. 03, 2025 shares	Jan. 24, 2025	Dec. 13, 2024 shares	Mar. 07, 2024 shares	Mar. 06, 2024 shares	May 01, 2023 shares	Jan. 31, 2024 USD ($)	Aug. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2019 shares	Jun. 06, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan (in shares)														7,949,996
Stock options granted (in shares)				454,327		18,810	286,265			454,327	305,075
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan (in shares)														2,271,427
Allocated stock-based compensation expense | $										$ 2,700,000	$ 3,500,000	$ 4,100,000
Granted (in shares)	32,070	177,186		38,389	27,162	185,279				209,256	250,830
Average period of expected future stock option expense (years)										1 year 2 months 12 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan (in shares)														5,678,569
Allocated stock-based compensation expense | $										$ 2,100,000	$ 3,000,000	$ 3,900,000
Average period of expected future stock option expense (years)										2 years
Northfield Bancorp, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)										0
Allocated stock-based compensation expense | $										$ 3,000,000	$ 2,300,000	$ 2,400,000
Northfield Bancorp, Inc. [Member] | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future stock-based compensation expense | $										$ 2,200,000
Northfield Bancorp, Inc. [Member] | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										238,186	198,911
Average period of expected future stock option expense (years)										1 year 3 months 18 days
Northfield Bancorp, Inc. [Member] | Performance Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										59,735	43,672
Expected future stock-based compensation expense | $										$ 686,000
Average period of expected future stock option expense (years)										1 year 3 months 18 days
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan (in shares)										1,205,988			6,000,000
Number of shares authorized, issued in form of restricted stock reduction multiplier													4.5
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares issuable based on threshold performance											0.00%	0.00%
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares issuable based on threshold performance											225.00%	120.00%
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Restricted Stock and Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan (in shares)										267,997			1,333,333
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Restricted Stock and Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)											1 year	1 year
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Restricted Stock and Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)											3 years	3 years
Period after grant date to begin vesting period (years)											1 year	1 year
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)									2,357	238,186	196,554	157,525
Grant date value | $								$ 2,600,000	$ 25,000	$ 2,800,000		$ 2,300,000
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Restricted Stock Awards | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										41,679	40,708	36,170
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Restricted Stock Awards | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										6,183	155,846	123,712
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Restricted Stock Awards | Share-Based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										190,324
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Performance Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										59,735	43,672	34,724
Grant date value | $										$ 697,000	$ 581,000	$ 499,000
Vesting period (years)			3 years
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Performance Stock Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares issuable based on threshold performance										0.00%
Northfield Bancorp, Inc. [Member] | 2019 Equity Incentive Plan | Performance Stock Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares issuable based on threshold performance										225.00%
Northfield Bancorp, Inc. [Member] | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan (in shares)										4,978,249
Northfield Bancorp, Inc. [Member] | 2014 Equity Incentive Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan (in shares)										1,422,357
Northfield Bancorp, Inc. [Member] | 2014 Equity Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan (in shares)										3,555,892